N-2	Oct. 21, 2026
Cover [Abstract]
Entity Central Index Key	0002067955
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	DIAMETER DYNAMIC CREDIT FUND
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
The risk factor titled “Valuation Risk” under “Investments and Related Risks – Risks Related to the Fund’s Business and Structure” in the Prospectus is hereby deleted and replaced with the following:
Valuation Risk. Under the Investment Company Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, in accordance with rule 2a-5, at fair value as determined pursuant to policies adopted by, and subject to the oversight of, our Board. There is not a public market for certain of the private assets in which we plan to invest. We expect that many of our investments will not be publicly-traded or actively traded on a secondary market. The Board’s valuation designee, as further described below, will value these securities daily at fair value as determined in good faith as required by the Investment Company Act, but generally based on the most recent quarterly (or, as applicable, intra-quarterly) valuation. Between the quarterly valuations, the valuation designee will consider daily whether there has been a material change to such investments as to affect their fair value, but such analysis will be more limited than the quarterly process.
As part of the valuation process, the valuation designee will generally take into account relevant factors in determining the fair value of the Fund’s investments, without market quotations, some of which are loans, including and in combination, as relevant: (i) the estimated enterprise value of a portfolio company; (ii) the nature and realizable value of any collateral; (iii) the portfolio company’s ability to make payments based on its earnings and cash flow; (iv) the markets in which the portfolio company does business; (v) a comparison of the portfolio company’s securities to any similar publicly traded securities; and (vi) overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future. Our determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, our fair value determinations may cause our NAV on a given date to materially differ from the value that we may ultimately realize upon the sale of one or more of our investments. If we were required to liquidate a portfolio investment in a forced or liquidation sale, we may realize amounts that are different from what was previously the value, and such differences could be material.
Part of our investment strategy is to invest in illiquid debt and equity securities of private companies. Most of these investments will not have a readily available market price, and we value these investments at fair value as determined in good faith as required by the Investment Company Act in accordance with our valuation policy. There is no single standard for determining fair value. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments we make. If we were required to liquidate a portfolio investment in a forced or liquidation sale, we may realize amounts that are different from the amounts presented and such differences could be material.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. Under the Investment Company Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, in accordance with rule 2a-5, at fair value as determined pursuant to policies adopted by, and subject to the oversight of, our Board. There is not a public market for certain of the private assets in which we plan to invest. We expect that many of our investments will not be publicly-traded or actively traded on a secondary market. The Board’s valuation designee, as further described below, will value these securities daily at fair value as determined in good faith as required by the Investment Company Act, but generally based on the most recent quarterly (or, as applicable, intra-quarterly) valuation. Between the quarterly valuations, the valuation designee will consider daily whether there has been a material change to such investments as to affect their fair value, but such analysis will be more limited than the quarterly process.
As part of the valuation process, the valuation designee will generally take into account relevant factors in determining the fair value of the Fund’s investments, without market quotations, some of which are loans, including and in combination, as relevant: (i) the estimated enterprise value of a portfolio company; (ii) the nature and realizable value of any collateral; (iii) the portfolio company’s ability to make payments based on its earnings and cash flow; (iv) the markets in which the portfolio company does business; (v) a comparison of the portfolio company’s securities to any similar publicly traded securities; and (vi) overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future. Our determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, our fair value determinations may cause our NAV on a given date to materially differ from the value that we may ultimately realize upon the sale of one or more of our investments. If we were required to liquidate a portfolio investment in a forced or liquidation sale, we may realize amounts that are different from what was previously the value, and such differences could be material.
Part of our investment strategy is to invest in illiquid debt and equity securities of private companies. Most of these investments will not have a readily available market price, and we value these investments at fair value as determined in good faith as required by the Investment Company Act in accordance with our valuation policy. There is no single standard for determining fair value. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments we make. If we were required to liquidate a portfolio investment in a forced or liquidation sale, we may realize amounts that are different from the amounts presented and such differences could be material.